UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834

Name of Registrant: Vanguard Windsor Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments
As of January 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (97.2%)[1]
Consumer Discretionary (10.5%)
	Comcast Corp.	5,577,800	204,873
	Lowe's Cos. Inc.	4,777,600	182,457
	Staples Inc.	10,266,150	138,388
*	Toll Brothers Inc.	3,412,500	127,798
	Nordstrom Inc.	1,799,200	99,370
	Omnicom Group Inc.	1,675,050	90,922
	Ford Motor Co.	6,535,300	84,632
	Lennar Corp. Class A	1,980,800	82,282
*	Delphi Automotive plc	1,973,000	76,276
*,2 Buck Holdings LP Private Placement		NA	67,030
	Virgin Media Inc.	1,589,000	62,591
*	General Motors Co.	2,199,250	61,777
*	Apollo Group Inc. Class A	2,401,850	48,565
	TJX Cos. Inc.	737,600	33,325
	Kohl's Corp.	638,500	29,556
	Family Dollar Stores Inc.	375,900	21,313
^	JC Penney Co. Inc.	958,182	19,480
			1,430,635
Consumer Staples (4.6%)
	Bunge Ltd.	2,153,600	171,556
	Japan Tobacco Inc.	5,390,700	168,196
	CVS Caremark Corp.	1,830,500	93,722
	Ingredion Inc.	1,414,900	93,482
	Molson Coors Brewing Co. Class B	761,800	34,418
	Danone SA	481,949	33,387
	Dr Pepper Snapple Group Inc.	426,700	19,231
	Avon Products Inc.	1,068,151	18,137
			632,129
Energy (11.2%)
	Baker Hughes Inc.	4,653,275	208,095
	BP plc ADR	3,596,325	160,108
*	Southwestern Energy Co.	4,596,600	157,663
*	Cobalt International Energy Inc.	6,324,900	153,126
	Anadarko Petroleum Corp.	1,887,300	151,022
	Royal Dutch Shell plc ADR	2,029,317	143,107
	Halliburton Co.	3,261,800	132,690
	Canadian Natural Resources Ltd.	4,002,600	120,959
	Valero Energy Corp.	1,608,200	70,327
	Exxon Mobil Corp.	731,100	65,777
	Statoil ASA ADR	1,997,400	52,991
	CONSOL Energy Inc.	1,534,559	48,093
	Inpex Corp.	7,046	40,795
	Apache Corp.	382,550	32,042
			1,536,795

Exchange-Traded Fund (0.8%)
3 Vanguard Value ETF	1,839,100	115,017

Financials (24.8%)
Wells Fargo & Co.	8,700,100	303,024
Citigroup Inc.	6,587,075	277,711
Bank of America Corp.	23,714,300	268,446
* American International Group Inc.	6,912,800	261,511
Ameriprise Financial Inc.	3,006,800	199,411
Unum Group	6,790,800	158,293
Invesco Ltd.	5,687,404	154,982
Weyerhaeuser Co.	4,511,200	135,877
XL Group plc Class A	4,754,500	131,795
Principal Financial Group Inc.	4,011,000	124,381
* IntercontinentalExchange Inc.	718,600	99,706
JPMorgan Chase & Co.	2,110,150	99,283
MetLife Inc.	2,552,675	95,317
UBS AG	5,399,650	93,792
ACE Ltd.	1,059,600	90,416
Swiss Re AG	1,179,617	87,702
State Street Corp.	1,517,400	84,443
Goldman Sachs Group Inc.	520,425	76,950
Allstate Corp.	1,677,650	73,649
Willis Group Holdings plc	2,013,100	71,888
Morgan Stanley	3,087,216	70,543
Everest Re Group Ltd.	528,700	61,229
Franklin Resources Inc.	416,800	57,052
PNC Financial Services Group Inc.	909,900	56,232
Axis Capital Holdings Ltd.	1,456,304	55,733
Comerica Inc.	1,293,203	44,434
KeyCorp	3,984,500	37,454
Fifth Third Bancorp	2,283,800	37,203
Regions Financial Corp.	4,739,400	36,872
Hartford Financial Services Group Inc.	829,400	20,569
Torchmark Corp.	335,750	18,705
		3,384,603
Health Care (11.6%)
Roche Holding AG	883,560	195,301
UnitedHealth Group Inc.	2,703,300	149,249
Merck & Co. Inc.	3,423,400	148,062
Cigna Corp.	2,451,600	143,026
Medtronic Inc.	3,036,900	141,520
Covidien plc	2,151,100	134,100
Sanofi	1,177,183	114,760
Becton Dickinson and Co.	1,117,775	93,938
McKesson Corp.	821,700	86,467
Daiichi Sankyo Co. Ltd.	4,757,600	80,548
Eisai Co. Ltd.	1,787,200	78,139
Quest Diagnostics Inc.	642,875	37,255
Aetna Inc.	757,875	36,552
* Hospira Inc.	1,020,850	34,831
HCA Holdings Inc.	879,700	33,121
* Forest Laboratories Inc.	890,000	32,307
Abbott Laboratories	871,650	29,532
* Zoetis Inc.	258,700	6,726

	AbbVie Inc.	138,153	5,069
			1,580,503
Industrials (11.2%)
	Eaton Corp. plc	4,113,000	234,235
	Pentair Ltd.	3,239,000	164,153
	Dover Corp.	2,143,300	148,273
	Honeywell International Inc.	2,010,100	137,169
	Fiat Industrial SPA	10,500,956	135,139
*	Delta Air Lines Inc.	9,700,600	134,741
	KBR Inc.	3,403,800	106,267
	FedEx Corp.	977,000	99,117
	Lockheed Martin Corp.	971,000	84,351
	Masco Corp.	3,729,198	68,580
	L-3 Communications Holdings Inc.	881,400	66,916
	Northrop Grumman Corp.	1,007,150	65,505
	Chicago Bridge & Iron Co. NV	1,046,300	53,162
	General Dynamics Corp.	477,600	31,665
			1,529,273
Information Technology (15.6%)
	Oracle Corp.	6,973,350	247,624
	Cisco Systems Inc.	12,006,800	246,980
*,4 Arrow Electronics Inc.		5,910,650	227,087
	Hewlett-Packard Co.	11,720,875	193,512
*	Google Inc. Class A	250,800	189,527
	Avago Technologies Ltd. Class A	4,761,700	170,326
^	ASML Holding NV	2,157,104	161,977
*	SanDisk Corp.	2,702,100	135,078
*	Check Point Software Technologies Ltd.	2,243,000	112,150
	TE Connectivity Ltd.	2,853,585	110,947
	Analog Devices Inc.	1,992,900	86,970
	Accenture plc Class A	1,051,500	75,592
	Microsoft Corp.	2,713,475	74,539
	Apple Inc.	124,500	56,686
	Dell Inc.	3,596,900	47,623
			2,136,618
Materials (5.0%)
	International Paper Co.	4,999,100	207,063
	Mosaic Co.	1,726,340	105,738
	Celanese Corp. Class A	2,088,200	97,895
	LyondellBasell Industries NV Class A	1,395,600	88,509
	Potash Corp. of Saskatchewan Inc.	1,222,200	51,943
*	Rexam plc	5,685,924	42,268
^	PPG Industries Inc.	293,500	40,465
*	Owens-Illinois Inc.	1,411,200	33,587
	Incitec Pivot Ltd.	3,966,585	13,376
*,^ Sino-Forest Corp.		3,223,900	—
			680,844
Utilities (1.9%)
	PG&E Corp.	2,286,900	97,514
	Entergy Corp.	966,875	62,460
	Edison International	1,141,600	55,014
	Northeast Utilities	981,300	39,968
			254,956
Total Common Stocks (Cost $11,124,171)			13,281,373

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.1%)[1]
Money Market Fund (2.8%)
[5,6] Vanguard Market Liquidity Fund	0.143%		382,551,198	382,551

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.2%)
Bank of America Securities, LLC
(Dated 1/31/13, Repurchase Value
$160,501,000, collateralized by Federal
National Mortgage Assn. 2.242%-4.000%,
7/1/26-11/1/42)	0.160%	2/1/13	160,500	160,500

U.S. Government and Agency Obligations (0.1%)
[7,8] Fannie Mae Discount Notes	0.097%	3/27/13	8,000	7,998
[7,8] Fannie Mae Discount Notes	0.100%	4/3/13	1,000	1,000
[8,9] Federal Home Loan Bank Discount Notes	0.085%	4/19/13	5,000	4,998
				13,996
Total Temporary Cash Investments (Cost $557,049)				557,047
Total Investments (101.3%) (Cost $11,681,220)				13,838,420
Other Assets and Liabilities-Net (-1.3%)[6]				(178,692)
Net Assets (100%)				13,659,728

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $134,059,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 2.6%, respectively, of net assets.
2 Restricted security represents 0.5% of net assets. Shares not applicable for this private placement.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $141,637,000 of collateral received for securities on loan.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 Securities with a value of $9,698,000 have been segregated as initial margin for open futures contracts.
9 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

Windsor Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,224,732	989,611	67,030
Temporary Cash Investments	382,551	174,496	—
Futures Contracts—Assets[1]	155	—	—
Futures Contracts—Liabilities[1]	(247)	—	—
Total	12,607,191	1,164,107	67,030
1 Represents variation margin on the last day of the reporting period.

Windsor Fund

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2013	2,180	162,770	6,922
E-mini S&P MidCap 400 Index	March 2013	268	29,244	1,783
S&P 500 Index	March 2013	32	11,946	525

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2012		from		Jan. 31, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Arrow Electronics Inc.	243,462	—	38,064	—	227,087

G. At January 31, 2013, the cost of investment securities for tax purposes was $11,681,220,000. Net unrealized appreciation of investment securities for tax purposes was $2,157,200,000, consisting of unrealized gains of $2,461,803,000 on securities that had risen in value since their purchase and $304,603,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)[1]
Consumer Discretionary (7.6%)
Target Corp.	7,580,100	457,914
Carnival Corp.	10,876,486	421,138
Comcast Corp.	8,981,984	329,908
Viacom Inc. Class B	3,754,700	226,596
2 Service Corp. International	11,157,127	166,576
Lowe's Cos. Inc.	3,554,239	135,736
Omnicom Group Inc.	2,299,300	124,806
American Eagle Outfitters Inc.	5,396,050	109,054
Genuine Parts Co.	1,285,348	87,442
* General Motors Co.	3,084,400	86,641
^ Hasbro Inc.	2,264,400	84,621
Macy's Inc.	1,900,250	75,079
* AutoZone Inc.	188,162	69,564
* Big Lots Inc.	1,808,295	58,137
* Delphi Automotive plc	1,480,604	57,240
Wyndham Worldwide Corp.	969,258	54,075
Johnson Controls Inc.	1,719,300	53,453
Volkswagen AG	226,980	52,434
Renault SA	776,810	46,822
Ford Motor Co.	3,582,959	46,399
^ JC Penney Co. Inc.	1,847,500	37,560
Magna International Inc.	677,200	35,384
Lear Corp.	684,100	33,521
Interpublic Group of Cos. Inc.	2,766,100	33,497
Kohl's Corp.	613,848	28,415
H&R Block Inc.	1,055,400	24,031
Time Warner Cable Inc.	253,300	22,630
Hyundai Motor Co.	116,182	21,878
Newell Rubbermaid Inc.	46,800	1,099
Virgin Media Inc.	26,775	1,055
Foot Locker Inc.	22,300	766
Brinker International Inc.	23,150	758
Gannett Co. Inc.	26,300	516
Time Warner Inc.	3,399	172
Expedia Inc.	2,500	163
Whirlpool Corp.	1,000	115
		2,985,195
Consumer Staples (9.9%)
Philip Morris International Inc.	12,627,653	1,113,254
Imperial Tobacco Group plc ADR	8,734,425	653,641
Diageo plc ADR	5,253,620	626,757
Altria Group Inc.	12,357,232	416,191
Wal-Mart Stores Inc.	5,328,600	372,735
CVS Caremark Corp.	5,371,693	275,031
Molson Coors Brewing Co. Class B	3,338,400	150,829
Sysco Corp.	4,148,241	131,790
PepsiCo Inc.	1,279,300	93,197
Mondelez International Inc. Class A	821,361	22,826

General Mills Inc.	447,800	18,781
Kraft Foods Group Inc.	98,833	4,568
Procter & Gamble Co.	53,490	4,020
Reynolds American Inc.	27,500	1,209
HJ Heinz Co.	18,700	1,134
Kimberly-Clark Corp.	12,200	1,092
Ingredion Inc.	14,900	984
* Dean Foods Co.	49,850	913
Energizer Holdings Inc.	4,800	418
Tyson Foods Inc. Class A	16,000	354
Safeway Inc.	10,700	206
JM Smucker Co.	1,400	124
		3,890,054
Energy (12.7%)
ConocoPhillips	14,015,989	812,927
Phillips 66	12,509,444	757,697
Occidental Petroleum Corp.	8,266,607	729,693
Spectra Energy Corp.	13,001,411	361,179
BP plc ADR	7,881,870	350,901
Seadrill Ltd.	7,967,407	316,147
Marathon Petroleum Corp.	3,649,966	270,864
Chevron Corp.	2,103,510	242,219
Devon Energy Corp.	2,192,400	125,383
Halliburton Co.	2,929,290	119,164
Apache Corp.	1,273,870	106,699
CONSOL Energy Inc.	2,990,920	93,735
Noble Corp.	1,825,078	73,916
Transocean Ltd.	1,215,400	68,925
Total SA ADR	1,253,200	68,036
* Cobalt International Energy Inc.	2,505,400	60,656
Valero Energy Corp.	1,182,700	51,720
Royal Dutch Shell plc ADR	700,700	50,955
Kinder Morgan Inc.	1,354,225	50,729
* Cameron International Corp.	761,653	48,220
* Dresser-Rand Group Inc.	668,158	40,791
Royal Dutch Shell plc ADR	556,844	39,269
Ensco plc Class A	497,171	31,605
Marathon Oil Corp.	790,000	26,552
Hess Corp.	350,350	23,530
Murphy Oil Corp.	300,100	17,862
Gazprom OAO ADR	1,553,600	14,632
Exxon Mobil Corp.	116,782	10,507
Tesoro Corp.	24,000	1,169
HollyFrontier Corp.	2,400	125
		4,965,807
Exchange-Traded Funds (1.2%)
^,3 Vanguard Total Stock Market ETF	3,197,800	247,030
^,3 Vanguard Value ETF	2,511,200	157,050
SPDR S&P 500 ETF Trust	527,300	78,937
		483,017
Financials (19.2%)
JPMorgan Chase & Co.	21,459,353	1,009,663
American Express Co.	15,510,350	912,164
Wells Fargo & Co.	24,620,641	857,537
Citigroup Inc.	17,597,144	741,896
PNC Financial Services Group Inc.	11,455,581	707,955

Bank of America Corp.	57,439,595	650,216
Capital One Financial Corp.	10,670,738	600,976
XL Group plc Class A	13,080,732	362,598
SLM Corp.	15,720,252	265,515
MetLife Inc.	4,900,381	182,980
* American International Group Inc.	4,112,864	155,590
Goldman Sachs Group Inc.	962,544	142,322
SunTrust Banks Inc.	3,513,467	99,677
Lincoln National Corp.	3,259,361	94,456
Unum Group	3,809,300	88,795
Travelers Cos. Inc.	959,100	75,251
Ameriprise Financial Inc.	1,097,900	72,813
Barclays plc	15,114,616	72,567
Allstate Corp.	1,503,800	66,017
BNP Paribas SA	941,200	59,055
Prudential Financial Inc.	966,200	55,924
Janus Capital Group Inc.	5,876,815	54,654
Vornado Realty Trust	491,700	41,529
ACE Ltd.	475,422	40,568
Hartford Financial Services Group Inc.	1,423,500	35,303
Morgan Stanley	1,125,100	25,708
KeyCorp	2,204,682	20,724
State Street Corp.	294,800	16,406
Bank of New York Mellon Corp.	533,300	14,484
Shinhan Financial Group Co. Ltd.	265,100	9,960
US Bancorp	67,149	2,223
Fifth Third Bancorp	76,500	1,246
PartnerRe Ltd.	12,000	1,052
Huntington Bancshares Inc.	145,300	1,011
Everest Re Group Ltd.	8,300	961
HCP Inc.	19,500	905
Prologis Inc.	22,300	890
Ventas Inc.	13,300	882
Discover Financial Services	21,000	806
Assurant Inc.	20,700	792
Kimco Realty Corp.	29,000	602
Macerich Co.	9,600	573
NASDAQ OMX Group Inc.	20,100	569
Duke Realty Corp.	35,800	552
Piedmont Office Realty Trust Inc. Class A	27,100	524
Aflac Inc.	9,725	516
DDR Corp.	30,000	498
Weingarten Realty Investors	16,100	464
Torchmark Corp.	7,500	418
* Berkshire Hathaway Inc. Class B	4,200	407
HCC Insurance Holdings Inc.	9,500	367
Invesco Ltd.	11,500	313
Regency Centers Corp.	2,000	100
Weyerhaeuser Co.	3,200	96
Validus Holdings Ltd.	1,800	65
Regions Financial Corp.	8,000	62
		7,550,197
Health Care (15.7%)
Pfizer Inc.	44,729,468	1,220,220
Johnson & Johnson	13,229,750	977,943
Baxter International Inc.	13,121,868	890,188
WellPoint Inc.	12,714,599	824,160

Medtronic Inc.	16,929,700	788,924
UnitedHealth Group Inc.	4,043,498	223,242
Merck & Co. Inc.	4,934,529	213,418
McKesson Corp.	1,801,700	189,593
* CareFusion Corp.	5,287,900	164,136
* Gilead Sciences Inc.	2,899,200	114,373
Covidien plc	1,299,972	81,040
St. Jude Medical Inc.	1,892,216	77,013
AbbVie Inc.	1,572,991	57,713
Thermo Fisher Scientific Inc.	719,660	51,916
Aetna Inc.	933,400	45,018
Sanofi	388,800	37,903
* Express Scripts Holding Co.	671,653	35,880
Sanofi ADR	700,000	34,076
Abbott Laboratories	934,614	31,665
Amgen Inc.	340,499	29,099
Novartis AG ADR	413,100	28,016
Quest Diagnostics Inc.	296,800	17,200
Zimmer Holdings Inc.	186,000	13,876
AstraZeneca plc ADR	254,400	12,257
Eli Lilly & Co.	40,500	2,174
Cigna Corp.	15,300	893
Omnicare Inc.	15,500	604
Bristol-Myers Squibb Co.	14,333	518
* Charles River Laboratories International Inc.	5,850	242
* Actavis Inc.	1,100	95
		6,163,395
Industrials (11.6%)
Honeywell International Inc.	10,950,698	747,276
General Electric Co.	32,725,907	729,133
Raytheon Co.	13,380,158	704,867
Emerson Electric Co.	7,983,000	457,027
Illinois Tool Works Inc.	6,612,330	415,453
2 Xylem Inc.	9,950,502	277,917
2 Exelis Inc.	12,321,102	135,409
Boeing Co.	1,635,400	120,807
ITT Corp.	4,384,551	112,595
Tyco International Ltd.	3,570,609	107,939
General Dynamics Corp.	1,567,500	103,925
ADT Corp.	2,013,367	95,635
Parker Hannifin Corp.	855,165	79,505
Caterpillar Inc.	596,500	58,690
Republic Services Inc. Class A	1,784,600	56,911
Corrections Corp. of America	1,198,492	45,411
Lockheed Martin Corp.	452,100	39,274
United Technologies Corp.	446,925	39,137
Cummins Inc.	332,100	38,135
Rockwell Collins Inc.	587,800	34,610
United Parcel Service Inc. Class B	402,054	31,879
PACCAR Inc.	656,800	30,909
FedEx Corp.	263,000	26,681
* WABCO Holdings Inc.	305,405	19,137
Embraer SA ADR	544,100	17,939
Northrop Grumman Corp.	188,176	12,239
* Delta Air Lines Inc.	71,100	987
L-3 Communications Holdings Inc.	7,200	547
* Hertz Global Holdings Inc.	26,200	479

Cintas Corp.	7,700	325
RR Donnelley & Sons Co.	14,250	131
Equifax Inc.	2,100	123
		4,541,032
Information Technology (9.8%)
Microsoft Corp.	31,381,540	862,051
International Business Machines Corp.	3,775,645	766,720
Intel Corp.	18,325,900	385,577
Cisco Systems Inc.	14,697,300	302,323
Oracle Corp.	6,095,836	216,463
Samsung Electronics Co. Ltd.	110,400	146,880
Corning Inc.	11,723,900	140,687
* Google Inc. Class A	183,442	138,625
Hewlett-Packard Co.	8,389,550	138,512
* EMC Corp.	5,432,436	133,692
Apple Inc.	289,002	131,586
Texas Instruments Inc.	2,623,400	86,782
QUALCOMM Inc.	1,164,000	76,859
* BMC Software Inc.	1,829,100	75,999
Western Digital Corp.	983,700	46,234
TE Connectivity Ltd.	913,975	35,535
Mastercard Inc. Class A	68,052	35,278
* SanDisk Corp.	695,900	34,788
Lexmark International Inc. Class A	1,256,494	30,231
Dell Inc.	1,940,400	25,691
CA Inc.	881,528	21,880
Seagate Technology plc	33,750	1,147
Computer Sciences Corp.	25,800	1,078
Fidelity National Information Services Inc.	28,800	1,069
* Flextronics International Ltd.	146,400	909
* LSI Corp.	117,800	829
Total System Services Inc.	6,300	147
Maxim Integrated Products Inc.	1,400	44
		3,837,616
Materials (1.1%)
EI du Pont de Nemours & Co.	5,888,738	279,421
Mosaic Co.	1,535,662	94,059
Walter Energy Inc.	998,000	37,475
Praxair Inc.	304,444	33,601
LyondellBasell Industries NV Class A	23,120	1,466
Eastman Chemical Co.	16,700	1,188
CF Industries Holdings Inc.	5,000	1,146
Huntsman Corp.	56,100	989
Valspar Corp.	13,950	925
PPG Industries Inc.	5,611	774
Westlake Chemical Corp.	2,400	220
International Paper Co.	1,100	46
Dow Chemical Co.	1,100	35
Axiall Corp.	320	18
		451,363
Telecommunication Services (3.0%)
AT&T Inc.	14,306,307	497,716
Vodafone Group plc ADR	12,789,700	349,415
Verizon Communications Inc.	7,361,709	321,044
* MetroPCS Communications Inc.	27,900	280
		1,168,455

Utilities (4.7%)
Public Service Enterprise Group Inc.	18,172,158	566,608
2	CenterPoint Energy Inc.	25,726,413	525,848
Entergy Corp.	5,427,878	350,641
Dominion Resources Inc.	3,011,850	162,971
Sempra Energy	843,700	63,320
*	Calpine Corp.	2,811,933	55,479
Exelon Corp.	1,707,100	53,671
NRG Energy Inc.	1,538,000	36,912
Edison International	550,100	26,509
American Electric Power Co. Inc.	27,100	1,227
Consolidated Edison Inc.	19,600	1,115
DTE Energy Co.	17,300	1,095
Ameren Corp.	30,400	986
Pinnacle West Capital Corp.	18,400	982
NV Energy Inc.	49,300	933
American Water Works Co. Inc.	18,300	701
PG&E Corp.	13,500	576
Duke Energy Corp.	3,600	248
PPL Corp.	7,100	215
Wisconsin Energy Corp.	2,700	107
Southern Co.	1,400	62
1,850,206
Total Common Stocks (Cost $30,034,802)	37,886,337
Coupon
Temporary Cash Investments (3.6%)[1]
Money Market Fund (3.5%)
[4,5] Vanguard Market Liquidity Fund	0.143%	1,384,903,000	1,384,903

Maturity
Date
U.S. Government and Agency Obligations (0.1%)
[6,7] Fannie Mae Discount Notes	0.097%	3/27/13	3,500	3,499
8	Federal Home Loan Bank Discount Notes	0.130%	2/1/13	3,000	3,000
[6,8] Federal Home Loan Bank Discount Notes	0.105%	4/3/13	5,000	4,999
[6,8] Federal Home Loan Bank Discount Notes	0.100%	4/26/13	1,000	1,000
[6,7] Freddie Mac Discount Notes	0.118%	3/11/13	11,000	10,998
23,496
Total Temporary Cash Investments (Cost $1,408,401)	1,408,399
Total Investments (100.1%) (Cost $31,443,203)	39,294,736
Other Assets and Liabilities-Net (-0.1%)[5]	(48,453)
Net Assets (100%)	39,246,283

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $14,662,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.5% and 2.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $15,448,000 of collateral received for securities on loan.
6 Securities with a value of $18,546,000 have been segregated as initial margin for open futures contracts.

7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Windsor II Fund

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,424,205	462,132	—
Temporary Cash Investments	1,384,903	23,496	—
Futures Contracts—Assets[1]	29	—	—
Futures Contracts—Liabilities[1]	(554)	—	—
Total	38,808,583	485,628	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	717	267,674	12,955
E-mini S&P 500 Index	March 2013	1,618	120,808	5,743

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Windsor II Fund

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2012		from		Jan 31, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	557,491	—	—	5,210	525,848
Exelis Inc.	136,271	—	—	1,273	135,409
Service Corp. International	292,496	—	137,647	993	166,576
Xylem Inc.	241,399	—	—	1,007	277,917
	1,227,657				1,105,750

F. At January 31, 2013, the cost of investment securities for tax purposes was $31,443,203,000. Net unrealized appreciation of investment securities for tax purposes was $7,851,533,000, consisting of unrealized gains of $10,878,394,000 on securities that had risen in value since their purchase and $3,026,861,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

VANGUARD WINDSOR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.